John Hancock
ESG All Cap Core Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 97.8%		$32,864,725
(Cost $20,233,066)
Communication services 7.8%		2,617,058
Diversified telecommunication services 1.4%
Verizon Communications, Inc.	8,548	468,003
Interactive media and services 4.8%
Alphabet, Inc., Class A (A)	880	1,608,078
Media 1.6%
The New York Times Company, Class A	10,909	540,977
Consumer discretionary 10.7%		3,585,435
Hotels, restaurants and leisure 1.0%
Starbucks Corp.	3,379	327,121
Internet and direct marketing retail 0.7%
Booking Holdings, Inc. (A)	126	244,986
Multiline retail 1.7%
Target Corp.	3,112	563,801
Specialty retail 3.9%
The Home Depot, Inc.	2,090	566,014
The TJX Companies, Inc.	7,042	450,970
Tractor Supply Company	2,154	305,308
Textiles, apparel and luxury goods 3.4%
Lululemon Athletica, Inc. (A)	1,211	398,031
NIKE, Inc., Class B	3,261	435,637
VF Corp.	3,819	293,567
Consumer staples 6.0%		2,023,785
Food and staples retailing 1.3%
Costco Wholesale Corp.	1,195	421,154
Food products 2.1%
Lamb Weston Holdings, Inc.	4,762	355,721
McCormick & Company, Inc.	4,039	361,652
Household products 1.6%
The Procter & Gamble Company	4,180	535,918
Personal products 1.0%
Unilever PLC, ADR	5,988	349,340
Financials 10.3%		3,446,278
Banks 6.0%
Bank of America Corp.	19,167	568,302
First Republic Bank	2,861	414,816
SVB Financial Group (A)	1,430	626,025
The PNC Financial Services Group, Inc.	2,861	410,611
Capital markets 0.7%
The Bank of New York Mellon Corp.	5,909	235,355
Insurance 3.6%
Aflac, Inc.	8,841	399,436
Reinsurance Group of America, Inc.	1,532	160,937
The Travelers Companies, Inc.	4,628	630,796
Health care 13.3%		4,460,388
Biotechnology 0.8%
Gilead Sciences, Inc.	4,164	273,158
2	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 2.9%
Becton, Dickinson and Company	1,053	$275,665
Medtronic PLC	3,898	433,964
Stryker Corp.	1,147	253,498
Health care providers and services 3.4%
Anthem, Inc.	1,179	350,139
LHC Group, Inc. (A)	1,784	355,408
Quest Diagnostics, Inc.	3,473	448,538
Health care technology 1.3%
Omnicell, Inc. (A)	3,607	424,905
Life sciences tools and services 2.4%
Illumina, Inc. (A)	754	321,536
IQVIA Holdings, Inc. (A)	2,782	494,640
Pharmaceuticals 2.5%
AstraZeneca PLC, ADR	7,513	380,158
Merck & Company, Inc.	5,823	448,779
Industrials 8.7%		2,936,408
Aerospace and defense 0.5%
Hexcel Corp.	3,772	164,686
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	1,981	307,055
Building products 1.4%
Trane Technologies PLC	3,379	484,380
Construction and engineering 1.1%
Quanta Services, Inc.	5,037	354,957
Electrical equipment 1.3%
Eaton Corp. PLC	3,756	442,081
Machinery 2.4%
Wabtec Corp.	4,770	353,982
Xylem, Inc.	4,739	457,740
Road and rail 1.1%
JB Hunt Transport Services, Inc.	2,759	371,527
Information technology 31.1%		10,460,446
Electronic equipment, instruments and components 1.1%
IPG Photonics Corp. (A)	1,643	367,095
IT services 6.6%
Accenture PLC, Class A	1,485	359,251
Mastercard, Inc., Class A	2,555	808,121
PayPal Holdings, Inc. (A)	4,456	1,044,085
Semiconductors and semiconductor equipment 8.4%
Analog Devices, Inc.	2,507	369,356
ASML Holding NV, NYRS	1,195	638,321
Cree, Inc. (A)	3,560	359,845
First Solar, Inc. (A)	5,422	537,591
NXP Semiconductors NV	2,562	411,124
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4,188	508,926
Software 11.1%
Adobe, Inc. (A)	1,320	605,576
ANSYS, Inc. (A)	1,320	467,768
Blackbaud, Inc.	2,932	194,949
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	6,861	$1,591,478
Palo Alto Networks, Inc. (A)	1,391	487,893
salesforce.com, Inc. (A)	1,784	402,399
Technology hardware, storage and peripherals 3.9%
Apple, Inc.	9,902	1,306,668
Materials 3.2%		1,068,471
Chemicals 3.2%
Ecolab, Inc.	2,059	421,086
International Flavors & Fragrances, Inc.	2,483	279,040
Linde PLC	1,501	368,345
Real estate 3.0%		1,020,653
Equity real estate investment trusts 2.3%
AvalonBay Communities, Inc.	1,203	196,895
SBA Communications Corp.	2,185	587,044
Real estate management and development 0.7%
Jones Lang LaSalle, Inc. (A)	1,619	236,714
Utilities 3.7%		1,245,803
Electric utilities 0.9%
Avangrid, Inc.	6,506	301,033
Independent power and renewable electricity producers 1.2%
Ormat Technologies, Inc.	3,537	403,784
Water utilities 1.6%
American Water Works Company, Inc.	3,402	540,986

	Yield (%)	Shares	Value
Short-term investments 1.9%			$624,593
(Cost $624,593)
Short-term funds 1.9%			624,593
Federated Government Obligations Fund, Institutional Class	0.0100(B)	624,593	624,593

Total investments (Cost $20,857,659) 99.7%	$33,489,318
Other assets and liabilities, net 0.3%	107,021
Total net assets 100.0%	$33,596,339

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-21.
The fund had the following country composition as a percentage of net assets on 1-31-21:
United States	87.1%
Ireland	3.8%
United Kingdom	3.3%
Netherlands	3.1%
Taiwan	1.5%
Canada	1.2%
TOTAL	100.0%
4	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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